Financial Instruments - carrying amount of monetary assets and liabilities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
USD
Disclosure of risk management strategy related to hedge accounting [line items]
Effect of EUR depreciation on profit before tax		$ 58
GBP
Disclosure of risk management strategy related to hedge accounting [line items]
Effect of EUR depreciation on profit before tax		56
Currency Risk
Disclosure of risk management strategy related to hedge accounting [line items]
Percentage of reasonably possible increase	10.00%
Currency Risk | USD
Disclosure of risk management strategy related to hedge accounting [line items]
Effect of EUR appreciation on profit before tax	$ 735	(47)
Effect of EUR depreciation on profit before tax	(898)
Currency Risk | GBP
Disclosure of risk management strategy related to hedge accounting [line items]
Effect of EUR appreciation on profit before tax	15	$ (46)
Effect of EUR depreciation on profit before tax	$ (19)